BANK LOANS	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
BANK LOANS

6. BANK LOANS

During the fiscal year ended March 31, 2023, the Company entered into certain financial facilities with its principal bank and drew down loans with principal amount of approximately US$1,078,941. The bank facility bears interest rate at Hong Kong Prime Rate minus 2.5% per annum.

The bank loans consisted of the following at March 31, 2025:

Bank Name	Principal Amount	Amount – HKD	Amount – USD	Issuance Date	Expiration Date	Interest
Standard Chartered Bank (Hong Kong) Limited	HKD4,574,286	3,984,348	510,814	2022-09-08	2033-09-08	Hong Kong Prime Rate – 2.5%
Standard Chartered Bank (Hong Kong) Limited	HKD3,841,452	3,430,440	439,800	2022-12-06	2033-12-06	Hong Kong Prime Rate – 2.5%
Total		7,414,788	950,614

The bank loans consisted of the following at March 31, 2024:

Bank Name	Principal Amount	Amount – HKD	Amount – USD	Issuance Date	Expiration Date	Interest
Standard Chartered Bank (Hong Kong) Limited	HKD4,574,286	4,382,744	561,890	2022-09-08	2033-09-08	Hong Kong Prime Rate – 2.5%
Standard Chartered Bank (Hong Kong) Limited	HKD3,841,452	3,761,388	482,229	2022-12-06	2033-12-06	Hong Kong Prime Rate – 2.5%
Total		8,144,132	1,044,119

The Company’s bank loans are denominated in HKD.

As of March 31, 2025 and 2024, the bank loans amounted to US$950,614 and US$1,044,119 with interest bearing at 3.000%-3.375% per annum. The loans are secured by personal guarantee executed by the director of the Company and a guarantee issued by HKMC Insurance Limited under the Hong Kong SME Financing Guarantee Scheme, a loan guarantee scheme launched by the Hong Kong government to help small and medium enterprises to secure bank loans, which the lending bank required.

The following are the maturities of the above borrowings, which include principal of bank borrowing as of March 31, 2025:

Amount
USD
Years ending March 31,
2026	98,201
2027	101,186
2028	104,261
2029	107,430
2030 and thereafter	539,536
Total Bank Borrowings	950,614

During the year ended March 31, 2025, interest expense related to these credit facilities was US$34,250.

During the year ended March 31, 2024, interest expense related to these credit facilities was US$38,132.